FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Non-derivatives:
Available-for-sale Securities	$ 48,416	$ 73,656
Carrying Value [Member]
Non-derivatives:
Available-for-sale Securities	48,416	73,656
Floating rate NOK bonds due 2017	72,025	76,487
Floating rate NOK bonds due 2019	109,121	119,277
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,947	3,294
Interest rate/ currency swap contracts – short-term payables	0	517
Interest rate/ currency swap contracts – long-term payables	87,283	106,679
Fair Value [Member]
Non-derivatives:
Available-for-sale Securities	48,416	73,656
Floating rate NOK bonds due 2017	73,166	75,210
Floating rate NOK bonds due 2019	106,314	108,542
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,947	3,294
Interest rate/ currency swap contracts – short-term payables	0	517
Interest rate/ currency swap contracts – long-term payables	87,283	106,679
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	125,000	125,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	129,855	124,375
Senior Unsecured Convertible Bonds Due 2018 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	350,000	350,000
Senior Unsecured Convertible Bonds Due 2018 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	376,950	335,563
Not Designated as Hedging Instrument [Member]
Derivatives:
Long term receivables, non-designated swap contracts	3,000	2,600
Short term payables, non-designated swap contracts	0	200
Long term payables, non-designated swap contracts	$ 5,500	$ 3,500